Prepaid and Other Assets (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Text Block Supplement [Abstract]
Schedule of Prepaid and Other Assets

Other assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	In thousands of USD
Deposit of Haicang property	$4,526	$4,507
Deposits to software developer	11,455	11,407
The deposits for potential acquisition	140	139
Other current assets	302	372
Total	$16,423	$16,425